Investments in subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
Investments in subsidiaries
Schedule of subsidiaries

			Share of
			common shares
		Country of	owned by the
		registration	Company (%)
Name	Principle Activities	and operation	2021	2020
Knilo BidCo AB	Holding Company/ Management services	Sweden	100%	100%
Olink Proteomics Holding AB	Holding Company	Sweden	100%	100%
Olink Proteomics AB	Sales, production, and research & development	Sweden	100%	100%
Agrisera AB	Production, and research & development	Sweden	100%	100%
Olink Proteomics Inc.	Marketing coordination and sales services	USA	100%	100%
Olink Proteomics Ltd	Marketing coordination and sales services	UK	100%	100%
Olink Proteomics B.V	Marketing coordination and sales services	Netherlands	100%	100%
Olink Proteomics GmbH .	Marketing coordination and sales services	Germany	100%	100%
Olink Proteomics KK	Marketing coordination and sales services	Japan	100%	100%
Olink Biotech (Shanghai) Co., Ltd	Marketing coordination and sales services	China	100%	100%